Quarterly Holdings Report
for

Fidelity® Real Estate Index Fund

October 31, 2019

URX-QTLY-1219
1.929348.108

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Capital Markets - 0.0%
Asset Management & Custody Banks - 0.0%
Ashford, Inc. (a)	484	$11,572
Equity Real Estate Investment Trusts (REITs) - 99.8%
REITs - Apartments - 22.1%
American Campus Communities, Inc.	458,993	22,940,470
American Homes 4 Rent Class A	851,312	22,534,229
Apartment Investment & Management Co. Class A	497,333	27,293,635
AvalonBay Communities, Inc.	466,515	101,541,655
Camden Property Trust (SBI)	323,455	36,993,548
Equity Residential (SBI)	1,164,511	103,245,545
Essex Property Trust, Inc.	219,558	71,824,009
Front Yard Residential Corp. Class B	163,746	2,025,538
Independence Realty Trust, Inc.	301,436	4,642,114
Invitation Homes, Inc.	1,598,468	49,216,830
Mid-America Apartment Communities, Inc.	380,963	52,950,007
UDR, Inc.	978,224	49,155,756
		544,363,336
REITs - Diversified - 10.1%
Apple Hospitality (REIT), Inc.	702,680	11,580,166
CorePoint Lodging, Inc.	130,803	1,288,410
Cousins Properties, Inc.	490,219	19,672,488
Digital Realty Trust, Inc.	695,944	88,412,726
Duke Realty Corp.	1,207,371	42,427,017
Liberty Property Trust (SBI)	527,022	31,131,190
PS Business Parks, Inc.	66,886	12,076,267
Vornado Realty Trust	529,036	34,720,633
Washington REIT (SBI)	267,502	8,297,912
		249,606,809
REITs - Health Care - 12.2%
HCP, Inc.	1,640,494	61,715,384
Healthcare Realty Trust, Inc.	431,733	15,011,356
LTC Properties, Inc.	132,783	6,884,799
Senior Housing Properties Trust (SBI)	794,081	7,881,254
Universal Health Realty Income Trust (SBI)	42,286	5,041,760
Ventas, Inc.	1,244,577	81,021,963
Welltower, Inc.	1,353,690	122,766,146
		300,322,662
REITs - Hotels - 5.7%
Ashford Hospitality Trust, Inc.	284,764	777,406
Chatham Lodging Trust	156,731	2,828,995
DiamondRock Hospitality Co.	668,593	6,672,558
Hersha Hospitality Trust	121,727	1,679,833
Hospitality Properties Trust (SBI)	549,346	13,898,454
Host Hotels & Resorts, Inc.	2,438,104	39,960,525
Park Hotels & Resorts, Inc.	800,802	18,618,647
Pebblebrook Hotel Trust	436,185	11,214,316
RLJ Lodging Trust	574,916	9,434,372
Ryman Hospitality Properties, Inc.	171,836	14,463,436
Summit Hotel Properties, Inc.	350,873	4,301,703
Sunstone Hotel Investors, Inc.	750,979	10,145,726
Xenia Hotels & Resorts, Inc.	376,210	7,919,221
		141,915,192
REITs - Management/Investment - 1.0%
American Assets Trust, Inc.	159,578	7,812,939
Empire State Realty Trust, Inc.	493,093	7,135,056
Retail Properties America, Inc.	713,670	9,820,099
		24,768,094
REITs - Manufactured Homes - 3.7%
Equity Lifestyle Properties, Inc.	608,186	42,536,529
Sun Communities, Inc.	302,877	49,262,944
		91,799,473
REITs - Office Buildings - 0.2%
Government Properties Income Trust (b)	160,679	5,122,447
REITs - Office Property - 10.7%
Boston Properties, Inc.	480,172	65,879,598
Brandywine Realty Trust (SBI)	588,508	8,992,402
Columbia Property Trust, Inc.	390,464	8,012,321
Corporate Office Properties Trust (SBI)	373,845	11,080,766
Douglas Emmett, Inc.	550,276	23,837,956
Easterly Government Properties, Inc.	237,943	5,310,888
Equity Commonwealth	407,432	13,111,162
Franklin Street Properties Corp.	358,660	3,084,476
Highwoods Properties, Inc. (SBI)	346,465	16,214,562
Hudson Pacific Properties, Inc.	515,724	18,524,806
JBG SMITH Properties	394,247	15,872,384
Kilroy Realty Corp.	310,295	26,043,059
Mack-Cali Realty Corp.	302,255	6,474,302
Paramount Group, Inc.	672,446	9,057,848
Piedmont Office Realty Trust, Inc. Class A	420,143	9,428,009
SL Green Realty Corp.	275,301	23,015,164
		263,939,703
REITs - Regional Malls - 7.3%
CBL & Associates Properties, Inc.	580,641	836,123
Pennsylvania Real Estate Investment Trust (SBI) (b)	199,186	1,099,507
Simon Property Group, Inc.	1,028,890	155,033,145
Tanger Factory Outlet Centers, Inc. (b)	312,423	5,036,259
Taubman Centers, Inc.	204,442	7,314,935
The Macerich Co.	367,995	10,119,863
		179,439,832
REITs - Shopping Centers - 7.4%
Acadia Realty Trust (SBI)	282,089	7,892,850
Brixmor Property Group, Inc.	994,937	21,908,513
Federal Realty Investment Trust (SBI)	232,858	31,671,017
Kimco Realty Corp.	1,409,985	30,399,277
Kite Realty Group Trust	280,651	5,001,201
Ramco-Gershenson Properties Trust (SBI)	268,775	3,897,238
Regency Centers Corp.	559,716	37,635,304
Retail Opportunity Investments Corp.	381,830	7,126,857
Retail Value, Inc.	49,745	1,821,164
Seritage Growth Properties	111,934	4,868,010
SITE Centers Corp.	464,374	7,211,728
Urban Edge Properties	384,479	8,116,352
Washington Prime Group, Inc. (b)	623,662	2,631,854
Weingarten Realty Investors (SBI)	404,041	12,820,221
		183,001,586
REITs - Storage - 8.3%
CubeSmart	642,890	20,379,613
Extra Space Storage, Inc.	429,309	48,198,521
Life Storage, Inc.	155,835	16,973,548
National Storage Affiliates Trust	198,102	6,769,145
Public Storage	501,580	111,782,119
		204,102,946
REITs - Warehouse/Industrial - 11.1%
Americold Realty Trust	640,200	25,665,618
EastGroup Properties, Inc.	125,461	16,805,501
First Industrial Realty Trust, Inc.	422,492	17,791,138
Prologis, Inc.	2,108,203	185,015,890
QTS Realty Trust, Inc. Class A	184,715	9,898,877
Rexford Industrial Realty, Inc.	366,593	17,629,457
		272,806,481

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,461,188,561

TOTAL COMMON STOCKS
(Cost $2,150,956,987)		2,461,200,133
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.83% 12/19/19 to 3/19/20 (c)
(Cost $437,964)	440,000	438,299
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund 1.83% (d)	5,358,458	$5,359,530
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	11,886,211	11,887,400
TOTAL MONEY MARKET FUNDS
(Cost $17,247,003)		17,246,930
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,168,641,954)		2,478,885,362
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(11,534,330)
NET ASSETS - 100%		$2,467,351,032

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	33	Dec. 2019	$5,009,070	$140,645	$140,645

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $341,864.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,895
Fidelity Securities Lending Cash Central Fund	27,629
Total	$70,524

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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